Benefit Plans (Changes in Benefit Obligations) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Change in Benefit Obligation
Beginning January 1	$ 4,613	$ 4,971	$ 4,971	$ 4,511
Service cost	33	49	216	267
Interest cost	45	38	179	183
Actuarial (gain) loss			(83)	53
Benefits paid			(670)	(43)
Ending December 31			4,613	4,971
Amount Recognized in Consolidated Balance Sheets
Liability for pension					$ 4,722	$ 5,157
Net actuarial gain included in accumulated other comprehensive income					(109)	(186)
Prior service cost included in accumulated other comprehensive income					0	0
Net recognized pension liability	4,613	4,971	4,971	4,511	4,613	4,971
Information for pension plans with an accumulated benefit obligation in excess of plan assets
Projected benefit obligation	$ 4,613	$ 4,971	$ 4,971	$ 4,511	4,613	4,971
Accumulated benefit obligation					$ 4,463	$ 4,699